TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes On Income [Line Items]
Period of tax exemption	2 years
Experation period since approval	14 years
Experation period since enterpise began operating	12 years
Effective corporate income tax rate	23.00%	23.00%	23.00%
Net operating losses	$ 195,722
Capital loss	8,130
Accrued interest and penalties	349
Deferred Tax Assets, Valuation Allowance	$ 93,529	$ 86,191
First Two Years [Member] | Minimum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	10.00%
First Two Years [Member] | Maximum [Member]
Taxes On Income [Line Items]
Foreign investors' company tax benefits pecent	25.00%
Preferred Technological Enterprise income [Member]
Taxes On Income [Line Items]
Tax rate reduction percent	12.00%
Law For Encouragement Of Industry Taxes [Member]
Taxes On Income [Line Items]
Industrial company defined as a company resident in Israel based on minimum percentage of income derived from an industrial enterprise owned by it	90.00%
Amortization period for deferred stock issuance costs	3 years
Norway [Member]
Taxes On Income [Line Items]
Net operating losses	$ 16,023
Brazil [Member]
Taxes On Income [Line Items]
Net operating losses	$ 31,775
Annual limit against taxable income	30.00%